Benefit Plans, Allocation of Plan Assets (Details)	Dec. 31, 2021	Dec. 31, 2020
Retirement Plan [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	100.00%	100.00%
Retirement Plan [Member] | Debt Securities [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	33.00%	23.00%
Retirement Plan [Member] | Equity Securities [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	62.00%	68.00%
Retirement Plan [Member] | Other [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	5.00%	9.00%
Postretirement Benefits [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	100.00%	100.00%
Postretirement Benefits [Member] | Debt Securities [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	32.00%	24.00%
Postretirement Benefits [Member] | Equity Securities [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	63.00%	66.00%
Postretirement Benefits [Member] | Other [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	5.00%	10.00%
Pension and Postretirement Plans [Member] | Debt Securities [Member] | Minimum [Member]
Assets target allocations [Abstract]
Target allocations range	25.00%
Pension and Postretirement Plans [Member] | Debt Securities [Member] | Maximum [Member]
Assets target allocations [Abstract]
Target allocations range	40.00%
Pension and Postretirement Plans [Member] | Equity Securities [Member] | Minimum [Member]
Assets target allocations [Abstract]
Target allocations range	50.00%
Pension and Postretirement Plans [Member] | Equity Securities [Member] | Maximum [Member]
Assets target allocations [Abstract]
Target allocations range	70.00%
Pension and Postretirement Plans [Member] | Other [Member] | Minimum [Member]
Assets target allocations [Abstract]
Target allocations range	0.00%
Pension and Postretirement Plans [Member] | Other [Member] | Maximum [Member]
Assets target allocations [Abstract]
Target allocations range	10.00%